Average Annual Total Returns - PGIM US Real Estate Fund	A One Year	A Five Years	A Ten Years	A SinceInception	C One Year	C Five Years	C Ten Years	C SinceInception	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	FTSE NAREIT Equity REITs Index One Year	FTSE NAREIT Equity REITs Index Five Years	FTSE NAREIT Equity REITs Index Ten Years	FTSE NAREIT Equity REITs Index SinceInception	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception
Total	(10.26%)	5.00%	7.66%		(6.73%)	5.41%	7.46%		(4.86%)	6.44%	8.54%		(5.51%)	4.16%	6.60%		(2.91%)	4.21%	6.21%		(4.86%)			7.18%	May 25, 2017	(8.00%)	4.77%	8.31%		18.40%	15.21%	13.87%